UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 134.9%
Alabama - 2.4%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	5.000%	10/1/21	$1,500,000	$1,605,615
Southeast Alabama Gas Supply District, Gas Supply Revenue	4.000%	6/1/24	1,600,000	1,700,976	(a)

Total Alabama				3,306,591

Arizona - 2.2%
La Paz County, AZ, Industrial Development Authority, Charterrace School Solutions Harmony	5.000%	2/15/38	500,000	536,960
Navajo Nation, AZ, Revenue	5.000%	12/1/25	250,000	275,580	(b)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	1,000,000	1,142,210
Pinal County, AZ, Electric District No. 3 Revenue	4.000%	7/1/23	1,000,000	1,046,170

Total Arizona				3,000,920

California - 18.8%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	562,810
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/26	2,000,000	2,291,640
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 1.100%)	2.590%	4/1/24	2,000,000	2,065,320	(a)(c)
California Municipal Finance Authority, Senior Lien-LINXS APM Project	5.000%	12/31/34	350,000	397,656	(d)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	2,154,600	(b)(d)
California State, GO, Bid Group C	5.000%	8/1/33	1,000,000	1,165,040
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	555,000	592,013	(b)
Golden State Tobacco Securitization Corp.	5.000%	6/1/34	1,500,000	1,709,505
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	2,041,019
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,124,580
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	750,000	877,522
Modesto, CA, Irrigation District Electric Revenue:
	5.000%	7/1/24	4,130,000	4,487,204
	5.000%	7/1/25	2,000,000	2,170,680
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,734,550

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.250%	9/1/34	$430,000	$456,484
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	347,394	(e)

Total California				26,178,017

Colorado - 5.2%
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	500,000	505,555
Denver, CO, City & County Special Facilities Apartment Revenue, United Airlines Inc. Project	5.000%	10/1/32	100,000	107,202	(d)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,128,940
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	3,940,000	4,536,122

Total Colorado				7,277,819

Connecticut - 1.3%
Connecticut State HEFA Revenue:
Sacred Heart University Issue	5.000%	7/1/36	250,000	281,475
Bristol Hospital, AGC	5.500%	7/1/21	705,000	707,044
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	555,410
Connecticut State, GO	5.000%	10/15/34	210,000	231,914

Total Connecticut				1,775,843

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	140,000	142,096

Florida - 8.9%
Broward County, FL, Airport System Revenue	5.000%	10/1/36	250,000	282,872	(d)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	150,000	157,997	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	545,000	616,951
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,645,530
Miami-Dade County, FL, Aviation Revenue:
	5.000%	10/1/31	4,000,000	4,344,400	(d)
	5.000%	10/1/32	1,000,000	1,085,300	(d)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,500,000	1,705,440

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/36	$250,000	$280,300	(d)
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	2,000,000	2,028,000	(d)(e)
Orange County, FL, Health Facilities Authority Revenue, Presbyerian Retirement Communities	5.000%	8/1/36	250,000	272,967

Total Florida				12,419,757

Georgia - 5.9%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,099,360	(e)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	997,080	(a)(c)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,074,760
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,034,930	(e)
Main Street Natural Gas Inc., GA, Gas Project Revenue, (SIFMA Municipal Swap Index Yield + 0.570%)	2.060%	12/1/23	1,500,000	1,497,720	(a)(c)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	552,575

Total Georgia				8,256,425

Illinois - 12.9%
Chicago, IL, Board of Education, GO	5.000%	12/1/34	270,000	280,716
Chicago, IL, GO:
	5.000%	1/1/25	500,000	543,365
	5.500%	1/1/30	1,000,000	1,091,170
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/29	850,000	952,714
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/31	1,750,000	1,920,520	(d)
Senior Lien	5.250%	1/1/36	500,000	573,165
Senior Lien	5.250%	1/1/37	400,000	456,652
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/36	600,000	652,266
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	500,000	564,565
Second Lien, AGM	5.000%	11/1/32	630,000	711,352

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Finance Authority Revenue:
Memorial Health System	5.250%	4/1/29	$1,670,000	$1,703,300
Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/32	200,000	223,736
Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/34	500,000	555,830
Illinois State Sports Facilities Authority Revenue, State Tax Supported, AGM	5.250%	6/15/30	3,000,000	3,305,280
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	600,000	678,168
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/28	100,000	112,282
Illinois State, GO:
	5.000%	2/1/26	600,000	639,294
	5.000%	11/1/26	450,000	480,384
	5.000%	2/1/29	500,000	529,155
	5.000%	10/1/29	1,300,000	1,384,656	(f)
	5.000%	12/1/42	300,000	312,369
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project	5.000%	12/15/31	250,000	275,312

Total Illinois				17,946,251

Indiana - 8.6%
Hammond Multi-School Building Corp.:
	5.000%	7/15/34	750,000	851,933
	5.000%	7/15/35	1,035,000	1,174,777
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,029,370
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,502,640
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	4,000,000	4,010,120	(e)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	295,000	326,774	(d)

Total Indiana				11,895,614

Louisiana - 4.5%
New Orleans, LA, Aviation Board Revenue:
	5.000%	1/1/29	2,000,000	2,229,940	(d)
	5.000%	1/1/30	2,000,000	2,220,200	(d)
Port New Orleans, LA, Board of Commissioners Port Facilities Revenue, AGM	5.000%	4/1/38	1,625,000	1,831,635	(d)

Total Louisiana				6,281,775

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.4%
Massachusetts State DFA Revenue:
Partners Healthcare System Issue	5.000%	7/1/37	$250,000	$286,448
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	225,124

Total Massachusetts				511,572

Michigan - 4.5%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	800,000	916,184
Senior Lien	5.000%	7/1/35	350,000	398,731
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	600,000	617,592	(b)
Michigan State Finance Authority Revenue:
Hospital, Trinity Health Credit Group	5.000%	12/1/42	250,000	282,745
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	275,000	301,928
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	1,000,000	1,138,130
Michigan State Housing Development Authority, Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,647,154

Total Michigan				6,302,464

Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/36	500,000	587,725

Nevada - 3.0%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,122,840

New Jersey - 11.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/28	1,000,000	1,090,470
New Jersey Economic Development Authority	5.000%	3/1/28	2,825,000	3,026,281
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	665,000	673,479	(d)
School Facilities Construction, State Appropriations	5.000%	3/1/29	2,175,000	2,323,400
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	150,000	162,025	(d)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,081,220	(e)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	995,000	1,013,786

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	$4,000,000	$4,285,480
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	1,000,000	1,151,890
Tobacco Settlement Financing Corp.	5.000%	6/1/35	500,000	560,540

Total New Jersey				16,368,571

New York - 11.0%
Hudson Yards Infrastructure Corp. Revenue	5.000%	2/15/36	1,000,000	1,145,790
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	8/1/40	1,500,000	1,734,510
New York State Dormitory Authority, State Personal Income Tax Revenue:
	5.000%	2/15/37	700,000	802,011
Education, AMBAC	5.500%	3/15/25	2,000,000	2,391,220
New York State Thruway Authority General Revenue, Junior Indebtness Obligations, Junior Lien	5.000%	1/1/36	1,000,000	1,121,480
New York State Thruway Authority, State
Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	224,374
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	600,000	626,496	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,346,005	(d)
LaGuardia Airport Terminal C & D
Redevelopment Project	5.000%	1/1/31	2,050,000	2,306,578
Niagara Area Development Corp., Covanta Project	3.500%	11/1/24	750,000	753,900	(b)(f)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	1,500,000	1,700,025	(d)(g)
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,000,000	1,143,060

Total New York				15,295,449

North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	1,750,000	1,769,617	(e)
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	113,682

Total North Carolina				1,883,299

Ohio - 0.4%
American Municipal Power-Ohio Inc., OH, Revenue, AMP Fremont Energy Center Project	5.000%	2/15/29	500,000	581,705

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 1.9%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	$2,500,000	$2,641,600	(e)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	130,000	65,000	*(h)

Total Oklahoma				2,706,600

Oregon - 1.4%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	624,065
Washington Multnomah & Yamhill County, OR, School District No. 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	580,835
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community	5.000%	11/15/31	350,000	379,120
Friendsview Retirement Community	5.000%	11/15/36	325,000	348,858

Total Oregon				1,932,878

Pennsylvania - 2.5%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/30	200,000	229,008
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	500,000	556,265
Montgomery County, PA, IDA Revenue, New
Regional Medical Center Project, FHA	5.000%	8/1/24	1,925,000	2,034,263	(e)
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	150,000	168,372
Philadelphia School District Project, AGM	5.000%	6/1/33	450,000	502,020

Total Pennsylvania				3,489,928

South Carolina - 0.3%
South Carolina Ports Authority Revenue	5.000%	7/1/36	400,000	453,400	(d)

Tennessee - 5.8%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Green Bond	5.000%	7/1/42	300,000	345,942
Tennessee Energy Acquisition Corp., Gas Revenue:
	5.250%	9/1/20	2,030,000	2,153,911
	5.250%	9/1/23	4,940,000	5,551,276

Total Tennessee				8,051,129

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 7.8%
Arlington TX, Special Tax Revenue, Subordinated Lien, BAM	5.000%	2/15/41	$250,000	$274,640
Austin, TX, Airport Systems Revenue	5.000%	11/15/27	1,000,000	1,120,050	(d)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	1,000,000	1,143,220
Houston, TX, Aiport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/1/36	1,055,000	1,200,569	(d)
Houston, TX, Airport Systems Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	500,000	563,850	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	90,000	101,613	(d)
North Texas Tollway Authority Revenue:
	5.000%	1/1/34	1,300,000	1,456,611
First Tier	5.000%	1/1/36	500,000	565,670
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/40	600,000	682,206
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	130,000	143,963
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS / GNMA / FNMA / FHLMC Collateralized	10.736%	7/2/24	50,000	51,829	(a)(d)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,212,720
Texas State Water Development Board Revenue	5.000%	10/15/42	1,100,000	1,262,877

Total Texas				10,779,818

U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/29	275,000	272,662
Matching Fund Loan	6.625%	10/1/29	150,000	150,375
Matching Fund Loan	6.750%	10/1/37	370,000	370,925
Matching Fund Loan	6.000%	10/1/39	335,000	335,000

Total U.S. Virgin Islands				1,128,962

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	275,560

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 6.2%
Pittsylvania County, VA, GO:
	5.500%	2/1/22	$540,000	$548,645	(e)
	5.500%	2/1/23	1,030,000	1,046,490	(e)
	5.600%	2/1/24	2,490,000	2,530,861	(e)
Virginia Beach Development Authority,
Westminster-Canterbury on Chesapeake Bay	5.000%	9/1/40	1,250,000	1,391,463
Virginia State College Building Authority, VA,
Educational Facilities Revenue, 21st Century
College & Equipment Programs	5.000%	2/1/32	500,000	590,845
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,149,340	(d)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	350,000	371,165	(d)

Total Virginia				8,628,809

Washington - 0.7%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, AGC	5.750%	8/15/29	1,000,000	1,037,580	(e)

Wisconsin - 3.6%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/35	2,105,000	2,358,779
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,231,040	(d)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	200,000	227,596	(b)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/37	175,000	193,097	(d)

Total Wisconsin				5,010,512

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $180,957,794)				187,629,909

SHORT-TERM INVESTMENTS - 0.8%
MUNICIPAL BONDS - 0.8%
California - 0.1%
Alameda, CA, Public Financing Authority, MFH Revenue, Eagle/Parrot	1.270%	5/15/35	200,000	200,000	(i)(j)

Massachusetts - 0.1%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc.	1.430%	7/1/46	100,000	100,000	(i)(j)

Mississippi - 0.3%
Mississippi Business Finance Corp., Industrial Revenue, Chevron USA	1.430%	11/1/35	400,000	400,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.3%
New York City, NY, TFA Revenue, Future Tax Secured, SPA - JP Morgan Chase Bank NA	1.400%	8/1/45	$200,000	$200,000	(i)(j)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC - Wells Fargo Bank N.A.	1.490%	12/1/29	100,000	100,000	(i)(j)
Triborough Bridge & Tunnel Authority, NY	1.400%	1/1/32	100,000	100,000	(i)(j)

Total New York				400,000

TOTAL MUNICIPAL BONDS (Cost - $1,100,000)				1,100,000

			SHARES
MONEY MARKET FUNDS - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $15,766)	1.850%		15,766	15,766

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,115,766)				1,115,766

TOTAL INVESTMENTS - 135.7% (Cost - $182,073,560)				188,745,675
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (1.9)%				(2,600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (34.1)%				(47,400,000)
Other Assets in Excess of Liabilities - 0.3%				304,652

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$139,050,327

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The coupon payment on these securities is currently in default as of August 31, 2018.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RIBS	— Residual Interest Bonds
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	16	12/18	$2,541,432	$2,549,000	$(7,568)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$187,629,909	—	$187,629,909
Short-Term Investments†:
Municipal Bonds	—	1,100,000	—	1,100,000
Money Market Funds	$15,766	—	—	15,766

Total Short-Term Investments	15,766	1,100,000	—	1,115,766

Total Investments	$15,766	$188,729,909	—	$188,745,675

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$7,568	—	—	$7,568

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018